                                                /------------------------------/
                                                /        OMB APPROVAL          /
                                                /------------------------------/
                                                / OMB Number:        3235-0006 /
                                                / Expires:   February 28, 1997 /
                                                / Estimated average burden     /
                                                / Hours per response.... 24.60 /
                                                /------------------------------/

                                                /------------------------------/
                                                /        SEC USE ONLY          /
                                                /------------------------------/
                                                /                              /
                                                /------------------------------/


                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            FORM 13F

   INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS
PURSUANT TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934
                      AND RULES THEREUNDER

 Report for the Calendar Year or Quarter Ended December 31, 2003


                (Please read instructions before preparing form.)

If amended report check here: [_]

Lawrence T. Perera
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

Hemenway & Barnes        60 State Street       Boston,        MA           02109
--------------------------------------------------------------------------------
Business Address         (Street)              (City)         (State)      (Zip)

(617) 227-7940
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

------------------------------  ATTENTION  -------------------------------------

  Intentional misstatements or omissions of facts constitute Federal Criminal
                                   Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

--------------------------------------------------------------------------------

 The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this
  Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 13th day of February, 2004.


                                      Lawrence T. Perera
                                     -------------------------------------------
                                     (Name of Institutional Investment Manager)


                                     -------------------------------------------
                                     (Manual Signature of Person Duly Authorized
                                      to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                          13F File No.:     Name:                              13F File No.:
1.  Lawrence Coolidge          28-252            6.  Michael J. Puzo (25)*          28-06165
--------------------------    -------------    --------------------------------    -------------
2.  John M. Cornish            28-5362           7.  Kurt F. Somerville (32)*       28-10379
--------------------------    -------------    --------------------------------    -------------
3.  Fiduciary Trust Co.        28-471            8.  Welch & Forbes, Inc.           28-262
--------------------------    -------------    --------------------------------    -------------
4.  Marion Fremont-Smith       28-2724           9.
--------------------------    -------------    --------------------------------    -------------
5. Roy A. Hammer               28-5798          10.
--------------------------    -------------    --------------------------------    -------------

* Refers to manager number on attached detail in Item 7.

                                                                                                                             PAGE: 1
AS OF: DECEMBER 31, 2003                                              FORM 13F                SEC FILE # LAWRENCE T. PERERA\28-06167

   ITEM 1:                       ITEM 2:         ITEM 3:      ITEM 4:       ITEM 5:       ITEM 6:        ITEM 7:        ITEM 8:
NAME OF ISSUER               TITLE OF CLASS       CUSIP     FAIR MARKET    SHARES OR    INVESTMENT      MANAGERS   VOTING AUTHORITY
                                                 NUMBER        VALUE       PRINCIPAL    DISCRETION                (A)   (B)     (C)
                                                                            AMOUNT      (A) (B) (C)               SOLE  SHARED  NONE
ABBOTT LABS                   COMMON STOCK      002824100     1239560       26600                xx                     25800
                                                                                                 xx        32             800

AMERICAN INTERNATIONAL        COMMON STOCK      026874107     1304722       19685                xx                     12293
GROUP INC                                                                                        xx        32            7392

AMGEN INC                     COMMON STOCK      031162100     1725918       27932                xx                     15094
                                                                                                 xx        25            3200
                                                                                                 xx        32            9638

ANALOG DEVICES, INC.          COMMON STOCK      032654105     1039679       22775                xx                     15975
                                                                                                 xx        25            3000
                                                                                                 xx        32            3800

AUTOMATIC DATA PROCESSING     COMMON STOCK      053015103     1159900       29283                xx                     24283
                                                                                                 xx        25            5000

AVERY DENNISON CORP           COMMON STOCK      053611109      721258       12875                xx                     10875
                                                                                                 xx        25            2000

BP PLC ADR                    COMMON STOCK      055622104     2559685       51868                xx                     38496
                                                                                                 xx        25            7172
                                                                                                 xx        32            6200

BEA SYSTEMS INC               CORPORATE BONDS   073325AD4      436631      435000                xx                    225000
                                                                                                 xx        32          210000

BERKSHIRE HATHAWAY INC        CLASS B           084670207      934580         332                xx                       227
                                                                                                 xx        25             105

BRISTOL-MYERS SQUIBB CO       COMMON STOCK      110122108      713999       24965                xx                     18465
                                                                                                 xx        25            6500

                                                                                                                             PAGE: 2
AS OF: DECEMBER 31, 2003                                              FORM 13F                SEC FILE # LAWRENCE T. PERERA\28-06167

   ITEM 1:                       ITEM 2:         ITEM 3:      ITEM 4:       ITEM 5:       ITEM 6:        ITEM 7:        ITEM 8:
NAME OF ISSUER               TITLE OF CLASS       CUSIP     FAIR MARKET    SHARES OR    INVESTMENT      MANAGERS   VOTING AUTHORITY
                                                 NUMBER        VALUE       PRINCIPAL    DISCRETION                (A)   (B)     (C)
                                                                            AMOUNT      (A) (B) (C)               SOLE  SHARED  NONE
CANADIAN NATIONAL RAILWAY CO  COMMON STOCK      136375102      482510        7625                xx                      6625
                                                                                                 xx        25            1000

CATERPILLAR INC.              COMMON STOCK      149123101      713972        8600                xx                      8600

CHEVRONTEXACO CORP            COMMON STOCK      166764100      511429        5920                xx                      5920

CHUBB CORPORATION             COMMON STOCK      171232101      367740        5400                xx                      4500
                                                                                                 xx        32             900

CISCO SYS INC                 COMMON STOCK      17275R102      579049       23898                xx                      7798
                                                                                                 xx        25            1800
                                                                                                 xx        32           14300

CITIGROUP INC                 COMMON STOCK      172967101      339780        7000                xx                      7000

COCA COLA CO                  COMMON STOCK      191216100      544751       10734                xx                      9034
                                                                                                 xx        32            1700

COLGATE PALMOLIVE CO.         COMMON STOCK      194162103      260260        5200                xx                      5200

COMCAST CORP.                 SPL A             20030N200      264196        8428                xx                       323
                                                                                                 xx        32            8105

WALT DISNEY COMPANY           COMMON STOCK      254687106      261296       11200                xx                      5000
                                                                                                 xx        25            4200
                                                                                                 xx        32            2000

E I DU PONT DE NEMOURS & CO   COMMON STOCK      263534109     1366971       29788                xx                     29288
                                                                                                 xx        32             500

                                                                                                                             PAGE: 3
AS OF: DECEMBER 31, 2003                                              FORM 13F                SEC FILE # LAWRENCE T. PERERA\28-06167

   ITEM 1:                       ITEM 2:         ITEM 3:      ITEM 4:       ITEM 5:       ITEM 6:        ITEM 7:        ITEM 8:
NAME OF ISSUER               TITLE OF CLASS       CUSIP     FAIR MARKET    SHARES OR    INVESTMENT      MANAGERS   VOTING AUTHORITY
                                                 NUMBER        VALUE       PRINCIPAL    DISCRETION                (A)   (B)     (C)
                                                                            AMOUNT      (A) (B) (C)               SOLE  SHARED  NONE
EMC CORP                      COMMON STOCK      268648102      630173       48775                xx                     36275
                                                                                                 xx        25            8900
                                                                                                 xx        32            3600

EMERSON ELECTRIC CO           COMMON STOCK      291011104     1583138       24450                xx                     18050
                                                                                                 xx        25            4000
                                                                                                 xx        32            2400

ENCANA CORP.                  COMMON STOCK      292505104      747388       18950                xx                     13950
                                                                                                 xx        25            1300
                                                                                                 xx        32            3700

EXXON MOBIL CORP              COMMON STOCK      30231G102     4731195      115395                xx                    102743
                                                                                                 xx        25            8480
                                                                                                 xx        32            4172

FIRST TENNESSEE NATIONAL      COMMON STOCK      337162101      209475        4750                xx                      4750
CORP

FUEL CELL ENERGY INC          COMMON STOCK      35952H106      266910       20500                xx                     15800
                                                                                                 xx        32            4700

GANNETT CO.                   COMMON STOCK      364730101      213984        2400                xx                       100
                                                                                                 xx        32            2300

GENERAL ELECTRIC CO           COMMON STOCK      369604103     3636432      117380                xx                     99580
                                                                                                 xx        25           11000
                                                                                                 xx        32            6800

GENERAL MILLS INC.            COMMON STOCK      370334104      235560        5200                xx                      5200

GILEAD SCIENCES               COMMON STOCK      375558103      329282        5650                xx                      2850
                                                                                                 xx        32            2800

                                                                                                                             PAGE: 4
AS OF: DECEMBER 31, 2003                                              FORM 13F                SEC FILE # LAWRENCE T. PERERA\28-06167

   ITEM 1:                       ITEM 2:         ITEM 3:      ITEM 4:       ITEM 5:       ITEM 6:        ITEM 7:        ITEM 8:
NAME OF ISSUER               TITLE OF CLASS       CUSIP     FAIR MARKET    SHARES OR    INVESTMENT      MANAGERS   VOTING AUTHORITY
                                                 NUMBER        VALUE       PRINCIPAL    DISCRETION                (A)   (B)     (C)
                                                                            AMOUNT      (A) (B) (C)               SOLE  SHARED  NONE
HELMERICH & PAYNE INC.        COMMON STOCK     423452101      322592         11550           xx                           8450
                                                                                             xx            25             1000
                                                                                             xx            32             2100

HEWLETT-PACKARD CO            COMMON STOCK     428236103      333065         14500           xx                           8500
                                                                                             xx            25             6000

INTEL CORPORATION             COMMON STOCK     458140100     3432587        107101           xx                          78101
                                                                                             xx            25            12000
                                                                                             xx            32            17000

INTL BUSINESS MACHINES        COMMON STOCK     459200101     1537747         16592           xx                          13466
                                                                                             xx            32             3126

IVAX CORP.                    CORPORATE BONDS  465823AG7     1237250       1225000           xx                         975000
                                                                                             xx            25            50000
                                                                                             xx            32           200000

JEFFERSON-PILOT CORP          COMMON STOCK     475070108     1947847         38457           xx                          35557
                                                                                             xx            32             2900

JOHNSON & JOHNSON             COMMON STOCK     478160104     2800282         54206           xx                          43782
                                                                                             xx            25             7300
                                                                                             xx            32             3124

KOPIN                         COMMON STOCK     500600101      495869         73900           xx                          46500
                                                                                             xx            25            15000
                                                                                             xx            32            12400

ELI LILLY & CO                COMMON STOCK     532457108      675168          9600           xx                           6300
                                                                                             xx            32             3300

MARSH & MCLENNAN INC          COMMON STOCK     571748102      354386          7400           xx            25             5600
                                                                                             xx            32             1800

                                                                                                                             PAGE: 5
AS OF: DECEMBER 31, 2003                                              FORM 13F                SEC FILE # LAWRENCE T. PERERA\28-06167

   ITEM 1:                       ITEM 2:         ITEM 3:      ITEM 4:       ITEM 5:       ITEM 6:        ITEM 7:        ITEM 8:
NAME OF ISSUER               TITLE OF CLASS       CUSIP     FAIR MARKET    SHARES OR    INVESTMENT      MANAGERS   VOTING AUTHORITY
                                                 NUMBER        VALUE       PRINCIPAL    DISCRETION                (A)   (B)     (C)
                                                                            AMOUNT      (A) (B) (C)               SOLE  SHARED  NONE
MERCK & CO INC                COMMON STOCK      589331107     3104270        67192           xx                           52012
                                                                                             xx             25             8700
                                                                                             xx             32             6480

MICROSOFT CORP                COMMON STOCK      594918104     1152168        42096           xx                           37696
                                                                                             xx             32             4400

NEW YORK TIMES CO.            CL A              650111107    11644416       243658           xx                          243658

NOKIA CORP ADR A              COMMON STOCK      654902204      399500        23500           xx                           18700
                                                                                             xx             25             4000
                                                                                             xx             32              800

PEPSICO INC.                  COMMON STOCK      713448108     1210535        25966           xx                           12266
                                                                                             xx             25            11500
                                                                                             xx             32             2200

PFIZER INC                    COMMON STOCK      717081103      794572        22490           xx                           17790
                                                                                             xx             32             4700

PROCTER & GAMBLE CO           COMMON STOCK      742718109     2207648        22103           xx                           22103

ROYAL DUTCH PETROLEUM CO      NY REG SHS        780257804      303862         5800           xx                            5800
                              PAR N GLDR
                              1.25

J M SMUCKER CO NEW            COMMON STOCK      832696405      848055        18725           xx                           14825
                                                                                             xx             25             1300
                                                                                             xx             32             2600

SNAP ON INC                   COMMON STOCK      833034101      283712         8800           xx                            6100
                                                                                             xx             32             2700

                                                                                                                             PAGE: 6
AS OF: DECEMBER 31, 2003                                              FORM 13F                SEC FILE # LAWRENCE T. PERERA\28-06167

   ITEM 1:                       ITEM 2:         ITEM 3:      ITEM 4:       ITEM 5:       ITEM 6:        ITEM 7:        ITEM 8:
NAME OF ISSUER               TITLE OF CLASS       CUSIP     FAIR MARKET    SHARES OR    INVESTMENT      MANAGERS   VOTING AUTHORITY
                                                 NUMBER        VALUE       PRINCIPAL    DISCRETION                (A)   (B)     (C)
                                                                            AMOUNT      (A) (B) (C)               SOLE  SHARED  NONE
STATE STREET CORP             COMMON STOCK      857477103     1390536        26700          xx                            24400
                                                                                            xx             32              2300

SYSCO CORP                    COMMON STOCK      871829107      789276        21200          xx                            21200

3 M COMPANY                   COMMON STOCK      88579Y101     1964023        23098          xx                            21898
                                                                                            xx             25              1000
                                                                                            xx             32               200

UNION PACIFIC CORP            COMMON STOCK      907818108      323082         4650          xx                             2650
                                                                                            xx             25              2000

UNITED NATURAL FOODS INC      COMMON STOCK      911163103      201096         5600          xx                             3800
                                                                                            xx             32              1800

UNITED TECHNOLOGIES           COMMON STOCK      913017109      631737         6666          xx                             6666

WAL MART STORES INC           COMMON STOCK      931142103      228115         4300          xx             32              4300

WELLS FARGO & CO (NEW)        COMMON STOCK      949746101      425834         7231          xx                             4231
                                                                                            xx             32              3000

WYETH                         COMMON STOCK      983024100      354458         8350          xx                             8350

ZIONS BANCORP                 COMMON STOCK      989701107      291365         4750          xx                             4750

TOTAL:                                                     71,796,476